Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of amounts due from related parties

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Long Top Limited (Loan to related parties)	$310,567	$303,246
Guardforce Group Limited (Other receivables)	89,665	84,709
Guardforce TH Group Company Limited (Other receivables)	7,849	7,403
Bangkok Bank Public Company Limited (Accounts receivable, net)	-	702
	$408,081	$396,060

	31 December
	2018	2017
Long Top Limited (Loan to related parties)	$303,246	$-
Guardforce Group Limited (Other receivable)	84,709	84,371
Guardforce TH Group Company Limited (Other receivable)	7,403	6,134
Guardforce Security (Thailand) Company Limited (Other receivable)	-	2,456
Bangkok Bank Public Company Limited (Other receivable/Accounts receivable, net)	702	707
	$396,060	$93,668

Schedule of amounts due to related parties

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Mr. Tu Jingyi (Trade and other payables)	1,537,327	1,837,327
Junwei Capital Group Ltd. (Trade and other payables)	224,766	149,741
Guardforce Security (Thailand) Co., Ltd (Trade and other payables)	69,780	124,825
Guardforce 3 Limited (Trade and other payables)	5,601	5,291
Guardforce Aviation Security Co., Ltd (Trade and other payables)	783	1,240
	$1,838,257	$2,118,424

	31 December
	2018	2017
Guardforce TH Group Company Limited (Borrowings from related party)	$-	$12,386,433
Tu Jingyi (Trade and other payables)	1,837,327	-
Junwei Capital Group Ltd. (Trade and other payables)	149,741	-
Guardforce Security (Thailand) Co.,Ltd (Trade and other payables)	124,825	118,475
Guardforce 3 Limited (Trade and other payables)	5,291	5,270
Guardforce Aviation Security Co.,Ltd (Trade and other payables)	1,240	715
	$2,118,424	$12,510,893

Schedule of related party transactions

		For the six months ended
	Nature	30 June 2019	30 June 2018
		(Unaudited)	(Unaudited)
Guardforce Security (Thailand) Co., Ltd	(a)	$371,362	$350,740
Guardforce Aviation Security Co., Ltd	(b)	5,116	3,756
		$376,478	$354,496

Nature of transactions:

(a)	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company.
(b)	Guardforce Aviation Security Co., Ltd. provided escort services to the Company.

		For the year ended
	Nature	31 December 2018	31 December 2017
Guardforce Security (Thailand) Co.,Ltd	(a)	$695,594	$639,397
Guardforce Aviation Security Co.,Ltd	(b)	6,853	5,741
		$702,447	$645,138

Nature of transactions:

(a)	Guardforce Security (Thailand) Co.,Ltd. provided security guard services to the Company.

(b)	Guardforce Aviation Security Co.,Ltd. provided escort services to the Company.